TGA P-1
                          SUPPLEMENT DATED JUNE 1, 2006
                             TO THE PROSPECTUSES OF
                     TEMPLETON GLOBAL ASSET ALLOCATION FUND
        A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                DATED MAY 1, 2006


Each of the Class 1 and Class 2 prospectuses is amended by replacing the description of the team responsible for the debt portion of the Fund with the following:

The debt portion of the Fund's portfolio is managed by:

MICHAEL HASENSTAB, PH. D.
PORTFOLIO MANAGER/RESEARCH
ANALYST OF ADVISERS

Dr. Hasenstab has been a manager of the debt portion of the Fund since 2002 and an analyst since 2001. He has final authority over all aspects of the Fund's debt investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Dr. Hasenstab first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph. D.

The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership of Fund shares.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE








TGI P-1
                          SUPPLEMENT DATED JUNE 1, 2006
                             TO THE PROSPECTUSES OF
                     TEMPLETON GLOBAL INCOME SECURITIES FUND
        A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                DATED MAY 1, 2006

Each of the Class 1, Class 2 and Class 3 prospectuses is amended by replacing the description of the team responsible for the management of the Fund with the following:

The Fund is managed by the following dedicated professional focused on investments of debt securities in any country, including emerging markets:

MICHAEL HASENSTAB, PH. D.
PORTFOLIO
MANAGER/RESEARCH
ANALYST OF ADVISERS

Hasenstab has been a manager of the Fund since 2002 and an analyst since 2001. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Dr. Hasenstab first joined Franklin TempletonInvestments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

The Fund's SAI provides additional information about the portfolio manager's compensation, other accounts he manages and his ownership of Fund shares.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE